INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2023
Income Taxes [Line Items]
Income tax expense	$ 17,578	$ 34,401
Income from continuing operations before income taxes and equity earnings	$ 53,415	$ 104,886
Irish statutory tax rate	12.50%
Foreign Tax Authority | Tax Year 2017
Income Taxes [Line Items]
Income tax assessment related to transfer pricing			$ 20,000